DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES
NOTE 8– DERIVATIVE LIABILITIES

As discussed in Note 5 under Credit Facilities, the Company granted warrants to purchase 20,000,000 shares of its common stock at a future date, which have a term of 7 years and an exercise price of $0.05 per share. The warrants granted to Raven Asset-Based Opportunity Fund I L.P. and MNH Management LLC were valued as of the issuance dates and revalued at December 31, 2013 and September 30, 2014.

On November 19, 2013, the Company issued stock purchase warrants (“Raven Warrants” with the right to purchase up to 16,140,000 shares of common stock) to Raven Asset-Based Opportunity Fund I with dilutive reset features; Put rights at $0.10; and exercise provisions at $0.05 per share for a period of 7 years from the date of issuance.

On November 19, 2013, the Company issued stock purchase warrants (“MNH Warrants” with the right to purchase up to 3,860,000 shares of common stock) to MNH Management LLC with dilutive reset features; Put rights at $0.10; and exercise provisions at $0.05 per share for a period of 7 years from the date of issuance.On October 23, 2014, MNH exercised 100,000 of its Warrants, to purchase shares of the Company's common stock.  The Warrants were exercised using the cashless exercise mechanism of the options, pursuant to which 15,744 shares of common stock issuable upon exercise of the Warrants, totaling the $5,000 exercise price of such exercised Warrants,  were surrendered to the Company for cancellation and a net of 84,256 shares of common stock were issued to MNH in connection with such exercise.

The Warrants include a dilutive reset feature (no resets have occurred from issuance to September 30, 2014) and Put right provisions and were therefore treated as a derivative liability as of issuance and each quarterly period thereafter.

The fair values of the Company's derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below. At November 19, 2013, the Company recorded current derivative liabilities of $1,883,109. The net change in fair value of the derivative liabilities for the year ended December 31, 2013 resulted in a loss of $50,392, which was reported as other income/(expense) in the consolidated statements of operations. At December 31, 2013, the derivative liabilities were valued at $1,933,500. At September 30, 2014 the derivative liabilities were valued at $5,200,000.

The following table presents details of the Company's derivative liabilities as of September 30, 2014 and December 31, 2013:

Total
Balance December 31, 2013	$1,933,500
Change in fair market value of derivative liabilities	3,266,500
Balance September 30, 2014	$5,200,000

Key inputs and assumptions used in valuing the Company's derivative liabilities are as follows:

For issuances of warrants:

-	Stock prices on all measurement dates were based on the fair market value
-	The probability of future financing was estimated at 100%
-	Computed volatility ranging from 141% to 158%
-	Risk free rate from 1.48% to 1.78%
-	Expected term of 6.14 to 6.64

See Note 6 for a discussion of fair value measurements.

NOTE 8– DERIVATIVE LIABILITIES

As discussed in Note 5 under Credit Facilities, the Company granted warrants to purchase 20,000,000 shares of its common stock at a future date, which have a term of 7 years and an exercise price of $0.05 per share. The warrants granted to Raven Asset-Based Opportunity Fund I L.P. and MNH Management LLC were valued as of the issuance dates and revalued at December 31, 2013.

On November 19, 2013, the Company issued stock purchase warrants (“Raven Warrants” with the right to purchase up to 16,140,000 shares of common stock) to Raven Asset-Based Opportunity Fund I with dilutive reset features; Put rights at $0.10; and exercise provisions at $0.05 per share for a period of 7 years from the date of issuance.

On November 19, 2013, the Company issued stock purchase warrants (“MNH Warrants” with the right to purchase up to 3,860,000 shares of common stock) to MNH Management LLC with dilutive reset features; Put rights at $0.10; and exercise provisions at $0.05 per share for a period of 7 years from the date of issuance.

The Warrants include a dilutive reset feature (no resets have occurred from issuance to December 31, 2013) and Put right provisions and were therefore treated as a derivative liability as of issuance and each quarterly period thereafter.

The fair values of the Company's derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below. At November 19, 2013, the Company recorded current derivative liabilities of $1,883,109. The net change in fair value of the derivative liabilities for the year ended December 31, 2013 resulted in a loss of $50,392, which were reported as other income/(expense) in the consolidated statements of operations. At December 31, 2013, the derivative liabilities were valued at $1,933,501.

The following table presents details of the Company's derivative liabilities as of December 31, 2013 and 2012:

Total
Balance December 31, 2012	$-
Issuances in derivative value due to warrants	1,883,109
Change in fair market value of derivative liabilities	50,392
Balance December 31, 2013	$1,933,501

Key inputs and assumptions used in valuing the Company's derivative liabilities are as follows:

For issuances of warrants:

-	Stock prices on all measurement dates were based on the fair market value
-	The probability of future financing was estimated at 0%
-	Computed volatility ranging from 143% to 144%
-	Risk free rates ranging from 1.37% to 1.75%
-	Expected term from 6.89 to 7.00

See Note 6 for a discussion of fair value measurements.